Related Party Transactions - Summary of Loans to Directors, Executive Officers and Their Related Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Balance, at beginning of the year	$ 8,692	$ 14,815
Disbursements during the year	1,902	620
Collections during the year	(1,310)	(6,743)
Balance, at end of the year	$ 9,284	$ 8,692